Consolidate d Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows - Operating Activities
Net income	$ (1,139,072)	$ (306,153)
Changes in operating assets and liabilities
Accounts receivable, net	557,980	27,471
Prepaid expenses	(4,375)
Accrued expenses	151,778	36,042
Net Cash (used for) from Operating Activities	(769,104)	74,822
Cash Flows - Investing Activities
Net Cash used for Investing Activities	(298,299)	(193,000)
Cash Flows - Financing Activities
Net Cash from Financing Activities	1,851,353	1,919,408
Net Change in Cash	783,950	1,801,230
Cash and Cash Equivalents
Cash, Beginning of Year	1,801,230
Cash, End of Year	2,585,180	1,801,230
Four Cubed Management Llc [Member]
Cash Flows - Operating Activities
Net income	774,972	315,280
Adjustments to reconcile net income to net cash flows - operating activities
Deferred tax assets	20,000	(12,000)
Changes in operating assets and liabilities
Accounts receivable, net	(78,581)	155,338
Prepaid expenses		4,949
Accounts payable	303,689	(348,861)
Income taxes payable	(11,137)	(59,026)
Accrued expenses	2,396	(2,066)
Total adjustments	236,367	(261,666)
Net Cash (used for) from Operating Activities	1,011,339	53,614
Cash Flows - Investing Activities
Proceeds from sale of digital assets		23,082
Net Cash used for Investing Activities		23,082
Cash Flows - Financing Activities
Proceeds from long-term debt	39,184
Distributions	(606,528)	(283,786)
Net Cash from Financing Activities	(567,344)	(283,786)
Net Change in Cash	443,995	(207,090)
Cash and Cash Equivalents
Cash, Beginning of Year	742,224	949,314
Cash, End of Year	1,186,219	742,224
Supplemental disclosure of cash flow information:
Cash paid for income taxes	$ 55,009	$ 191,032